Related Party Transactions (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees	$ 249,069
Perrigo Company plc ordinary shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Cash dividends paid	360,984
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees	$ 249,069